                               [GRAPHIC OMITTED]

                                 [LETTERHEAD]

                                 Annual Report

                                 June 30, 2000

Dominion Insight Growth Fund
A Series of Dominion Funds, Inc.

To Our Shareholders:

Even with the market's volatility and investment in a large number of technology stocks, the Fund outperformed all of the major indexes over the past six months, and finished the fiscal year with a total return of 69.10%. This included an annual distribution of $5.82.

During the year, a change of investment advisor to Nye, Parnell, & Emerson Capital Management brought the Fund an increased interest in companies that dominate their industries and which have a competitive advantage over their nearest competition. This has served our shareholders well.

The economy continues to be very healthy, even with the recent interest rate increases by the Federal Reserve. Overall, we think the economy will soon be showing a more visible slowing, that inflation is not a severe threat, and that the political outlook does not present a controlling danger. Some studies show that roughly 75% of American stocks have fallen about 30% in price. However, earnings have continued to make large progress, and the price/earnings ratio of the Dow Jones is currently only about 16 times the present estimate of $640 for 2001. Corporate earnings continue to remain very strong with healthy demand, technological advances, and rising productivity. This should partially offset less-favorable interest-rate developments. The market's current price level is particularly attractive for a number of our favorite companies--dominant companies with competitive advantage.

Our Fund's portfolio will be in these dominant stocks within dynamically growing industries. This is still the best investment strategy for investors with patience and understanding. We're pleased you have chosen to be a shareholder with us.

August 22, 2000           Douglas W. Powell                C. Dewey Elliott, III
                          Chief Executive Officer          President

                5000 QUORUM DRIVE, SUITE 620, DALLAS, TEXAS 75240

                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and
Board of Directors of
Dominion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of the Dominion Insight Growth Fund portfolio of Dominion Funds, Inc., including the schedule of investments in securities, as of June 30, 2000, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and financial highlights for the four years then ended were audited by other auditors whose report dated July 14, 1999, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dominion Insight Growth Fund portfolio of Dominion Funds, Inc. as of June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.



                                                      WALLACE SANDERS & COMPANY


Irving, Texas
July 18, 2000

                                            DOMINION INSIGHT GROWTH FUND
                                        STATEMENT OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2000


ASSETS
     Investments in securities, at value                                                                $ 17,692,679
        (identified cost $12,328,982)
     Cash                                                                                                     56,242
     Receivables
           Investment securities sold                                                                        207,981
           Dividends and interest                                                                              2,845
                                                                                                        ------------

                TOTAL ASSETS                                                                              17,959,747
                                                                                                        ------------

LIABILITIES

     Payables
           Investment advisory fee                                                                            14,585
           Administrative fee                                                                                 18,186
           Investment securities purchased                                                                    23,936
                                                                                                        ------------

                TOTAL LIABILITIES                                                                             56,707
                                                                                                        ------------

NET ASSETS
     Equivalent to $25.47 per share on
        702,901 shares of capital stock outstanding                                                     $ 17,903,040
                                                                                                        ============







The accompanying notes are an integral part of these financial statements.

                                        DOMINION INSIGHT GROWTH FUND
                                         INVESTMENTS IN SECURITIES
                                               JUNE 30, 2000


                                                                                                                PERCENT OF
    COMMON STOCKS                                                      SHARES                VALUE             TOTAL ASSETS
    -------------                                                   ------------          ------------        --------------
    Air Courier
            FedEx Corporation (a)                                       3,500              $  133,000                 0.74%
                                                                                          ------------        --------------
    Audio & Video Equipment
            Gemstar International Group Limited (a)                     3,300                 202,795                 1.13
                                                                                          ------------        --------------

    Biotechnology & Drugs
            Immunex Corporation (a)                                     3,600                 177,975                 0.99
            MedImmune, Inc. (a)                                         4,500                 333,000                 1.85
                                                                                          ------------        --------------
                                                                                              510,975                 2.85
                                                                                          ------------        --------------

    Broadcasting & Cable TV
            UnitedGlobalCom, Inc. Class A (a)                           1,800                  84,150                 0.47
                                                                                          ------------        --------------

    Communications Equipment
            Advanced Fibre Communications, Inc. (a)                     3,000                 135,938                 0.76
            CIENA Corporation (a)                                         650                 108,347                 0.60
            Comverse Technology, Inc. (a)                               2,000                 186,000                 1.04
            Harmonic Inc. (a)                                           2,042                  50,540                 0.28
            JDS Uniphase Corporation (a)                                9,000               1,078,875                 6.01
            Juniper Networks, Inc. (a)                                  1,200                 174,675                 0.97
            Lucent Technologies Inc.                                    6,000                 355,500                 1.98
            Motorola, Inc.                                              6,000                 174,375                 0.97
            Nokia Corporation ADR (a)                                   3,200                 159,800                 0.89
            Nortel Networks Corporation                                 5,100                 348,075                 1.94
            Powerwave Technologies, Inc. (a)                            2,800                 123,200                 0.69
            QUALCOMM Incorporated (a)                                   9,200                 552,000                 3.07
            Tellabs, Inc. (a)                                           5,000                 342,188                 1.91
                                                                                          ------------        --------------
                                                                                            3,789,511                21.10
                                                                                          ------------        --------------

    Communication Services
            Global Crossing Ltd. (a)                                    4,000                 105,250                 0.59
            Nextel Communications, Inc. (a)                             5,000                 305,938                 1.70
            Qwest Communications International Inc. (a)                 1,800                  89,438                 0.50
            Verizon Communications                                      1,700                  86,381                 0.48
            Vodafone AirTouch PLC ADR                                   7,000                 290,063                 1.62
            WorldCom, Inc. (a)                                          8,250                 378,469                 2.11
                                                                                          ------------        --------------
                                                                                            1,255,538                 6.99
                                                                                          ------------        --------------

    Computer Hardware
            Dell Computer Corporation (a)                               6,500                 320,531                 1.78
            International Business Machines Corporation                 1,500                 164,344                 0.92
            Sun Microsystems, Inc. (a)                                  7,500                 682,031                 3.80
                                                                                          ------------        --------------
                                                                                            1,166,906                 6.50
                                                                                          ------------        --------------

    Computer Networks
            Cisco Systems, Inc. (a)                                    14,800                 940,725                 5.24
            Network Appliance, Inc. (a)                                 2,100                 169,050                 0.94
                                                                                          ------------        --------------
                                                                                            1,109,775                 6.18
                                                                                          ------------        --------------


The accompanying notes are an integral part of these financial statements.

                                        DOMINION INSIGHT GROWTH FUND
                                          INVESTMENTS IN SECURITIES
                                                JUNE 30, 2000


                                                                                                                PERCENT OF
    COMMON STOCKS (CONTINUED)                                          SHARES                VALUE             TOTAL ASSETS
    -------------------------                                       ------------          ------------        --------------
    Computer Services
            America Online, Inc. (a)                                    4,000              $  211,000                 1.17%
                                                                                          ------------        --------------

    Computer Storage Devices
            EMC Corporation (a)                                        12,000                 923,250                 5.14
                                                                                          ------------        --------------

    Conglomerates
            General Electric Company                                    5,100                 270,300                 1.51
                                                                                          ------------        --------------

    Consumer Financial Services
            Concord EFS, Inc. (a)                                       4,900                 127,400                 0.71
                                                                                          ------------        --------------

    Electronic Instruments & Controls
            Agilent Technologies, Inc. (a)                                125                   9,219                 0.05
            CTS Corporation                                             2,200                  99,000                 0.55
            Sanmina Corporation (a)                                     1,400                 119,700                 0.67
            SCI Systems, Inc. (a)                                       2,000                  78,375                 0.44
            Solectron Corporation (a)                                   7,000                 293,125                 1.63
                                                                                          ------------        --------------
                                                                                              599,419                 3.34
                                                                                          ------------        --------------

    Major Drugs
            Pfizer, Inc.                                                7,200                 345,600                 1.92
                                                                                          ------------        --------------

    Media
            Time Warner Inc.                                            4,300                 326,800                 1.82
                                                                                          ------------        --------------

    Medical Equipment & Supplies
            Medtronic, Inc.                                             1,500                  74,719                 0.42
                                                                                          ------------        --------------

    Office Equipment
            MICROS Systems, Inc. (a)                                    4,000                  74,250                 0.41
                                                                                          ------------        --------------

    Rental & Leasing
            Comdisco, Inc.                                              3,000                  66,938                 0.37
                                                                                          ------------        --------------

    Retail (Department & Discount)
            Wal-Mart Stores, Inc.                                       5,800                 334,225                 1.86
                                                                                          ------------        --------------

    S&Ls/Savings Banks
            Capital One Financial Corporation                           2,400                 107,100                 0.60
                                                                                          ------------        --------------

    Scientific & Technical Instruments
            Cytyc Corporation (a)                                       2,600                 138,775                 0.77
                                                                                          ------------        --------------

    Security Systems & Services
            Symbol Technologies, Inc.                                   1,700                  91,800                 0.51
                                                                                          ------------        --------------




The accompanying notes are an integral part of these financial statements.

                                       DOMINION INSIGHT GROWTH FUND
                                        INVESTMENTS IN SECURITIES
                                              JUNE 30, 2000


                                                                                                                PERCENT OF
    COMMON STOCKS (CONTINUED)                                          SHARES                VALUE             TOTAL ASSETS
    -------------------------                                       ------------          ------------        --------------
    Semiconductors
            Altera Corporation (a)                                      1,500             $   152,906                 0.85%
            Applied Materials, Inc. (a)                                 3,900                 353,438                 1.97
            Applied Micro Circuits Corporation (a)                      3,500                 345,625                 1.92
            Broadcom Corporation Class A (a)                            1,700                 372,194                 2.07
            Conexant Systems, Inc. (a)                                  3,300                 160,463                 0.89
            Cree, Inc. (a)                                              1,000                 133,500                 0.74
            Intel Corporation                                           4,000                 534,750                 2.98
            International Rectifier Corporation (a)                     1,800                 100,800                 0.56
            PMC-Sierra, Inc. (a)                                          900                 159,919                 0.89
            Rambus Inc. (a)                                             6,000                 618,000                 3.44
            RF Micro Devices, Inc. (a)                                  2,000                 175,250                 0.98
            SDL, Inc. (a)                                                 600                 171,113                 0.95
            Texas Instruments Incorporated                              4,200                 288,488                 1.61
            Vitesse Semiconductor Corporation (a)                       3,000                 220,688                 1.23
            Xilinx, Inc. (a)                                            3,500                 288,969                 1.61
                                                                                          ------------        --------------
                                                                                            4,076,100                22.70
                                                                                          ------------        --------------

    Software & Programming
            BroadVision, Inc. (a)                                       5,500                 279,469                 1.56
            Citrix Systems, Inc. (a)                                    1,600                  30,300                 0.17
            Compuware Corporation (a)                                  11,000                 114,125                 0.64
            Inktomi Corporation (a)                                     1,050                 124,163                 0.69
            Mercury Interactive Corporation (a)                         2,000                 193,500                 1.08
            Microsoft Corporation (a)                                   3,700                 296,000                 1.65
            Oracle Corporation (a)                                      3,000                 252,188                 1.40
            RealNetworks, Inc. (a)                                      1,700                  85,956                 0.48
            Siebel Systems, Inc. (a)                                      950                 155,384                 0.87
            VERITAS Software Corporation (a)                            1,250                 141,270                 0.79
                                                                                          ------------        --------------
                                                                                            1,672,354                 9.31
                                                                                          ------------        --------------


    Total Investments in Securities
            (cost $12,328,982)                                                            $17,692,679                98.51%
                                                                                          ============        ==============




    NOTE:
         (a)  Presently non-income producing.






The accompanying notes are an integral part of these financial statements.

                                             DOMINION INSIGHT GROWTH FUND
                                               STATEMENT OF OPERATIONS
                                           FOR THE YEAR ENDED JUNE 30, 2000


INVESTMENT LOSS
        Investment income
              Dividends                                                                             $    20,198
              Interest                                                                                   14,885
                                                                                                    ------------

                   Total investment income                                                               35,083
                                                                                                    ------------

        Expenses
              Investment advisory fee                                                                   164,986
              Administrative fee                                                                        206,254
                                                                                                    ------------

                   Total expenses                                                                       371,240
                                                                                                    ------------

        NET INVESTMENT LOSS                                                                            (336,157)
                                                                                                    ------------

REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS

        Net realized gain on investments in securities                                                7,297,542
        Net change in unrealized appreciation
           of investments in securities                                                               1,590,653
                                                                                                    ------------

        NET GAIN ON INVESTMENTS                                                                       8,888,195
                                                                                                    ------------

        NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS                                                                          $ 8,552,038
                                                                                                    ============







The accompanying notes are an integral part of these financial statements.

                                            DOMINION INSIGHT GROWTH FUND
                                         STATEMENT OF CHANGES IN NET ASSETS
                                     FOR THE YEARS ENDED JUNE 30, 2000 AND 1999


                                                                                    2000              1999
                                                                                ------------      ------------
CHANGE IN NET ASSETS FROM OPERATIONS

     Net investment loss                                                        $   (336,157)     $   (341,979)
     Net realized gain on investments in securities                                7,297,542         3,598,098
     Net change in unrealized appreciation on
        investments in securities                                                  1,590,653           228,458
                                                                                ------------      ------------

           Net increase in net assets
              resulting from operations                                            8,552,038         3,484,577

DISTRIBUTIONS TO SHAREHOLDERS FROM

     Net realized gains on investments in securities                              (3,649,885)       (2,151,402)

Capital share transactions- net                                                   (1,509,883)       (6,072,905)
                                                                                ------------      ------------

     Total increase (decrease) in net assets                                       3,392,270        (4,739,730)

NET ASSETS

     Beginning of year                                                            14,510,770        19,250,500
                                                                                ------------      ------------

     End of year (including undistributed
        investment loss of $1,992,331
        and $1,656,174, respectively)                                           $ 17,903,040      $ 14,510,770
                                                                                ============      ============






The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1     -   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

               ORGANIZATION AND NATURE OF OPERATIONS

               Dominion Insight Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

               USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

               VALUATION OF SECURITIES

               Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

               SECURITY TRANSACTIONS AND INVESTMENT INCOME

               Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1   -     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

               CASH

               Cash is held in a credit interest account at May Financial Corporation, a member of the Chicago Stock Exchange, Inc., bearing interest at a variable rate. At June 30, 2000, the interest rate was 5.30%.

               INCOME TAXES

               The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

               Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2000, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               DISTRIBUTIONS TO SHAREHOLDERS

               Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2   -     DISTRIBUTION TO SHAREHOLDERS

               Distributions of $5.82 aggregating $3,649,885 were declared from net realized gains from security transactions. The dividends were payable on December 3, 1999, to shareholders of record on November 30, 1999.

               At June 30, 2000, the Fund had undistributed net realized gains of $6,567,618, of which $4,164,929 are short-term.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3     -   CAPITAL SHARE TRANSACTIONS

               As of June 30, 2000, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of June 30, 2000, capital paid-in aggregated $7,627,898.

               Transactions in shares of capital stock for the years ended June 30, 2000 and June 30, 1999 are as follows:


                                                        SHARES                                  AMOUNT
                                          ---------------------------------       ---------------------------------
                                             2000                   1999             2000                    1999
                                          ----------             ----------       ----------             ----------
               Shares sold                    23,115                 41,539       $   520,531           $   705,427
               Shares issued in
                  reinvestment of
                  dividends                  166,094                136,971         3,371,705             2,045,849
                                          ----------             ----------       -----------           -----------

                                             189,209                178,510         3,892,236             2,751,276


               Shares redeemed               243,907                517,175         5,402,119             8,824,181
                                          ----------             ----------       -----------           -----------

               Net decrease                  (54,698)              (338,665)      $(1,509,883)          $(6,072,905)
                                          ==========             ==========       ===========           ===========

NOTE 4     -  SECURITIES TRANSACTIONS

               Cost of purchases and sales of securities (excluding short-term obligations) aggregated $19,680,800 and $17,610,916 respectively, for the year ended June 30, 2000. As of June 30, 2000, the aggregate unrealized appreciation and depreciation of securities was as follows:


                   Unrealized appreciation                      $  6,450,348
                   Unrealized depreciation                        (1,086,651)
                                                                ------------
                   Net unrealized appreciation                  $  5,363,697
                                                                ============

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5   -     INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

               The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

               The Fund has an Administration Agreement with Dominion Institutional Services Corporation (Administrator). Pursuant to the Administration Agreement, and subject to the authority of the board of directors of the Fund, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator provides all services required to carry on the Fund's general administrative and corporate affairs. These services include furnishing all executive and managerial personnel, office space and equipment, and providing federal and state regulatory compliance. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

               The Fund has a Distribution Agreement with Northstar Securities, Inc. (Distributor). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. There is no sales charge to the investor for the purchase of shares.

               During the year ended June 30, 2000, a majority of the orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $72,203 for the year ended June 30, 2000.

               Certain directors and officers of the Company are also directors, officers and/or employees of the Administrator.

                          DOMINION INSIGHT GROWTH FUND
                              FINANCIAL HIGHLIGHTS


                                                                                   YEAR ENDED JUNE 30,


                                                 2000               1999              1998               1997               1996
                                              ----------         ----------        ----------         ----------         ----------

PER SHARE DATA (1):

     Net asset value, beginning of year       $  19.15           $  17.56          $  15.79           $  19.04           $  13.53
                                              ----------         ----------        ----------         ----------         ----------

Income (loss) from investment operations:

     Net investment loss                          (.48)              (.36)             (.37)              (.33)              (.34)

     Net realized and unrealized gain
        (loss) on investments in securities      12.62               4.20              2.71              (1.16)              7.39
                                              ----------         ----------        ----------         ----------         ----------

     Total income (loss) from investment
        operations                               12.14               3.84              2.34              (1.49)              7.05
                                              ----------         ----------        ----------         ----------         ----------

Less distributions:

     Distributions from net realized gains       (5.82)             (2.25)             (.57)             (1.76)             (1.54)
                                              ----------         ----------        ----------         ----------         ----------

     Net asset value, end of year             $  25.47           $  19.15          $  17.56           $  15.79           $  19.04
                                              ==========         ==========        ==========         ==========         ==========

Total return                                     69.10%             25.47%            15.00%             (8.21)%            54.32%
                                              ==========         ==========        ==========         ==========         ==========

   RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of year (in
        thousands)                            $ 17,903           $ 14,511          $ 19,251           $ 22,944           $ 27,908

     Ratio of expenses to average
       net assets                                 2.24%              2.25%             2.25%              2.30%              2.31%

     Ratio of net investment loss to
        average net assets                        2.02%              2.14%             2.08%              2.04%              2.03%

     Portfolio turnover rate                    120.65%            185.62%           273.25%            261.05%            172.87%



(1) Per share information has been calculated using the average number of shares outstanding.





The accompanying notes are an integral part of these financial highlights.

                          DOMINION INSIGHT GROWTH FUND
                                  ANNUAL REPORT
                                  JUNE 30, 2000

                                    OFFICERS
                                Douglas W. Powell
                             Chief Executive Officer
                              C. Dewey Elliott, III
                                    President

                                    DIRECTORS
                         Peter R. Goldschmidt, Chairman
                              Robert H. Spiro, Jr.
                               Allen B. Clark, Jr.
                                Douglas W. Powell
                              C. Dewey Elliott, III

                               INVESTMENT ADVISOR
                   Nye, Parnell, & Emerson Capital Management
                           526 King Street, Suite 201
                              Alexandria, VA 22314

                                  ADMINISTRATOR
                   Dominion Institutional Services Corporation
                           5000 Quorum Dr., Suite 620
                                Dallas, TX 75240

                                   DISTRIBUTOR
                           Northstar Securities, Inc.
                           5000 Quorum Dr., Suite 620
                                Dallas, TX 75240

                                    CUSTODIAN
                            May Financial Corporation
                          8333 Douglas Ave., Suite 400
                                Dallas, TX 75225

                                 TRANSFER AGENT
                               Fund Services, Inc.
                          1500 Forest Avenue, Suite 111
                               Richmond, VA 23229

                              INDEPENDENT AUDITORS
                            Wallace Sanders & Company
                          Certified Public Accountants
                          511 E. John Carpenter Freeway
                                    Suite 200
                                Irving, TX 75062

                                  LEGAL COUNSEL
                            Frederick C. Summers, III
                           A Professional Corporation
                                 Attorney at Law
                       750 N. St. Paul Street, Suite 1400
                                Dallas, TX 75201